Annual Total Returns- Vanguard Materials Index Fund (ETF) [BarChart] - ETF - Vanguard Materials Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(9.45%)	17.26%	24.92%	5.90%	(10.12%)	21.43%	23.66%	(17.37%)	23.58%	19.41%